UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-490

                          OPPENHEIMER EQUITY FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: DECEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Autoliv, Inc.                                         195,900    $   10,796,049
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Panera Bread Co., Cl. A 1                             110,400         6,430,800
--------------------------------------------------------------------------------
Starbucks Corp. 1                                     388,800        13,238,640
--------------------------------------------------------------------------------
Wyndham Worldwide Corp. 1                             492,712        13,781,155
                                                                 ---------------
                                                                     33,450,595
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Harman International Industries, Inc.                 129,800        10,830,512
--------------------------------------------------------------------------------
MEDIA--4.3%
Comcast Corp., Cl. A 1                                438,900        16,173,465
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                      851,071        21,906,568
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                    2,222,787        55,703,042
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                             1,044,720        20,528,748
                                                                 ---------------
                                                                    114,311,823
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Kohl's Corp. 1                                        188,500        12,237,420
--------------------------------------------------------------------------------
Target Corp.                                          378,600        20,917,650
                                                                 ---------------
                                                                     33,155,070
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.0%
Chico's FAS, Inc. 1                                   259,300         5,582,729
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                     555,500        15,587,330
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                  160,200         6,359,940
--------------------------------------------------------------------------------
Staples, Inc.                                       1,514,100        36,838,053
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                              335,000         5,926,150
--------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                 276,300         8,949,357
                                                                 ---------------
                                                                     79,243,559
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Nike, Inc., Cl. B                                     210,200        18,417,724
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                               268,800        17,388,672
                                                                 ---------------
                                                                     35,806,396
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.5%
--------------------------------------------------------------------------------
BEVERAGES--0.9%
PepsiCo, Inc.                                         349,900        22,834,474
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.6%
Wal-Mart Stores, Inc.                               1,124,000        55,435,680
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                              236,300        14,043,309
                                                                 ---------------
                                                                     69,478,989
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
ConAgra Foods, Inc.                                 1,754,500        42,950,160
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.9%
Colgate-Palmolive Co.                                 350,100        21,741,210
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                            458,095        28,392,728
                                                                 ---------------
                                                                     50,133,938


                        1 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
TOBACCO--2.5%
Altria Group, Inc.                                    864,670    $   66,190,489
--------------------------------------------------------------------------------
ENERGY--6.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.7%
Halliburton Co.                                       554,600        15,778,370
--------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                        209,200        12,248,660
--------------------------------------------------------------------------------
Schlumberger Ltd.                                     258,600        16,040,958
                                                                 ---------------
                                                                     44,067,988
--------------------------------------------------------------------------------
OIL & GAS--4.4%
Apache Corp.                                          199,600        12,614,720
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                   1,447,750        97,144,025
--------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                        104,140         6,866,992
                                                                 ---------------
                                                                    116,625,737
--------------------------------------------------------------------------------
FINANCIALS--19.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.1%
E*TRADE Financial Corp. 1                             310,300         7,422,376
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                        82,100        13,888,857
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      225,700        22,764,102
--------------------------------------------------------------------------------
TD Ameritrade Holding Corp.                           724,700        13,660,595
--------------------------------------------------------------------------------
UBS AG                                              1,286,640        76,310,618
                                                                 ---------------
                                                                    134,046,548
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
Wachovia Corp.                                        922,520        51,476,616
--------------------------------------------------------------------------------
CONSUMER FINANCE--2.8%
Capital One Financial Corp.                           885,540        69,656,576
--------------------------------------------------------------------------------
SLM Corp.                                              97,200         5,052,456
                                                                 ---------------
                                                                     74,709,032
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
Bank of America Corp.                               1,091,142        58,452,477
--------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                      27,500        13,151,875
                                                                 ---------------
                                                                     71,604,352
--------------------------------------------------------------------------------
INSURANCE--4.8%
American International Group, Inc.                    702,400        46,541,024
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                 665,590        64,914,993
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                   487,040        15,015,443
                                                                 ---------------
                                                                    126,471,460
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.7%
Countrywide Financial Corp.                           462,696        16,212,868
--------------------------------------------------------------------------------
Freddie Mac                                           446,620        29,624,305
                                                                 ---------------
                                                                     45,837,173
--------------------------------------------------------------------------------
HEALTH CARE--11.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.7%
Celgene Corp. 1                                       391,100        16,934,630
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     262,300        21,692,210
--------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                    235,400        15,882,438
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               245,100        16,838,370
                                                                 ---------------
                                                                     71,347,648


                        2 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.2%
Alcon, Inc.                                           163,900    $   18,766,550
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                                     182,000        13,650,000
--------------------------------------------------------------------------------
Fisher Scientific International, Inc. 1               135,800        10,624,992
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                     143,600         6,733,404
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                        655,600        35,002,484
                                                                 ---------------
                                                                     84,777,430
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
Medco Health Solutions, Inc. 1                        195,900        11,775,549
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                              449,800        22,130,160
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                     176,300        13,583,915
                                                                 ---------------
                                                                     47,489,624
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.5%
Abbott Laboratories                                   275,200        13,363,712
--------------------------------------------------------------------------------
Novartis AG, ADR                                      440,800        25,760,352
--------------------------------------------------------------------------------
Pfizer, Inc.                                          875,970        24,842,509
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                294,800        13,109,756
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR    427,700        14,580,293
                                                                 ---------------
                                                                     91,656,622
--------------------------------------------------------------------------------
INDUSTRIALS--8.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
General Dynamics Corp.                                148,100        10,614,327
--------------------------------------------------------------------------------
Precision Castparts Corp.                              97,000         6,126,520
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                510,639        28,003,443
--------------------------------------------------------------------------------
United Technologies Corp.                             820,010        51,947,634
                                                                 ---------------
                                                                     96,691,924
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
UTi Worldwide, Inc.                                   421,400        11,786,558
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Rockwell Automation, Inc.                             221,700        12,880,770
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.0%
Siemens AG, Sponsored ADR                             919,000        80,044,900
--------------------------------------------------------------------------------
MACHINERY--0.5%
Oshkosh Truck Corp.                                   251,300        12,683,111
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--23.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.8%
Cisco Systems, Inc. 1                               2,390,000        54,970,000
--------------------------------------------------------------------------------
Corning, Inc. 1                                     1,406,700        34,337,547
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                   220,400        11,839,888
--------------------------------------------------------------------------------
Motorola, Inc.                                        708,200        17,705,000
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        272,800         9,916,280
                                                                 ---------------
                                                                    128,768,715
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.3%
Apple Computer, Inc. 1                                585,200        45,077,956
--------------------------------------------------------------------------------
EMC Corp. 1                                         3,873,700        46,406,926
--------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                         530,000        11,145,900


                        3 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
Network Appliance, Inc. 1                             282,000    $   10,436,820
                                                                 ---------------
                                                                    113,067,602
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.1%
Aquantive, Inc. 1                                     257,300         6,077,426
--------------------------------------------------------------------------------
eBay, Inc. 1                                        1,470,000        41,689,200
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                  96,000        38,582,400
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        879,200        22,226,176
                                                                 ---------------
                                                                    108,575,202
--------------------------------------------------------------------------------
IT SERVICES--0.7%
Cognizant Technology Solutions Corp. 1                249,900        18,507,594
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
ASML Holding NV 1                                     741,100        17,252,808
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                               812,100        24,639,114
--------------------------------------------------------------------------------
International Rectifier Corp. 1                       107,200         3,734,848
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                      313,200        13,928,004
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                       429,000         8,309,730
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               405,000        13,466,250
                                                                 ---------------
                                                                     81,330,754
--------------------------------------------------------------------------------
SOFTWARE--6.8%
Adobe Systems, Inc. 1                                 393,854        14,749,832
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                      380,800        13,244,224
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                146,600         5,308,386
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                               489,300        27,244,224
--------------------------------------------------------------------------------
Microsoft Corp.                                     1,251,110        34,192,836
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                        305,900         7,987,049
--------------------------------------------------------------------------------
Novell, Inc. 1                                      2,212,384        13,539,790
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                       506,400        10,674,912
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                    1,453,663        28,666,234
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1               1,686,854        24,054,538
                                                                 ---------------
                                                                    179,662,025
--------------------------------------------------------------------------------
MATERIALS--2.3%
--------------------------------------------------------------------------------
CHEMICALS--1.8%
Monsanto Co.                                          669,500        31,473,195
--------------------------------------------------------------------------------
Praxair, Inc.                                         244,800        14,482,368
                                                                 ---------------
                                                                     45,955,563
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.5%
Cemex SAB, Sponsored ADR                              453,200        13,632,256
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
IDT Corp., Cl. B 1                                    823,027        11,868,049
--------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                                379,600        10,533,900
                                                                 ---------------
                                                                     22,401,949
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Sprint Nextel Corp.                                 1,208,509        20,725,929


                        4 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
UTILITIES--3.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
Reliant Energy, Inc. 1                                552,060    $    6,795,859
--------------------------------------------------------------------------------
ENERGY TRADERS--1.1%
AES Corp. (The) 1                                   1,412,410        28,799,040
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.8%
CMS Energy Corp. 1                                  1,060,670        15,316,075
--------------------------------------------------------------------------------
PG&E Corp.                                            385,790        16,068,152
--------------------------------------------------------------------------------
Sempra Energy                                         300,770        15,113,693
                                                                 ---------------
                                                                     46,497,920
                                                                 ---------------
Total Common Stocks (Cost $2,173,933,498)                         2,558,099,955

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.8%
--------------------------------------------------------------------------------
Undivided interest of 4.71% in joint
repurchase agreement (Principal Amount/Value
$1,040,829,000, with a maturity value of
$1,041,284,363) with UBS Warburg LLC, 5.25%,
dated 9/29/06, to be repurchased at
$48,992,425 on 10/2/06, collateralized by
Federal National Mortgage Assn., 5%,
7/1/35-12/1/35, with a value of
$1,064,458,659 (Cost $48,971,000)                $ 48,971,000        48,971,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $2,222,904,498)                                    98.6%    2,607,070,955
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           1.4        36,309,885

                                                 -------------------------------
NET ASSETS                                              100.0%   $2,643,380,840
                                                 ===============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  2,236,380,486
                                              =================

Gross unrealized appreciation                 $    428,056,255
Gross unrealized depreciation                      (57,365,786)
                                              -----------------
Net unrealized appreciation                   $    370,690,469
                                              =================

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to


                        5 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                        6 | OPPENHEIMER EQUITY FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006